Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Small Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Index Fund
Class Name	Fidelity® Small Cap Value Index Fund
Trading Symbol	FISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,637,635,690
Holdings Count | shares	1,434
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,637,635,690
Number of Holdings	1,434
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.2 Industrials 12.4 Health Care 11.0 Consumer Discretionary 10.0 Real Estate 9.5 Information Technology 7.6 Energy 6.9 Utilities 5.8 Materials 5.4 Communication Services 3.2 Consumer Staples 1.6 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 95.8 Canada 1.3 Switzerland 0.7 Puerto Rico 0.3 Bermuda 0.3 Norway 0.3 Cameroon 0.3 Monaco 0.2 United Kingdom 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 Canada - 1.3 Switzerland - 0.7 Puerto Rico - 0.3 Bermuda - 0.3 Norway - 0.3 Cameroon - 0.3 Monaco - 0.2 United Kingdom - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp Class A 1.2 Hecla Mining Co 0.8 Cadence Bank 0.7 Commercial Metals Co 0.7 UMB Financial Corp 0.6 Jackson Financial Inc 0.6 CareTrust REIT Inc 0.6 TTM Technologies Inc 0.6 Old National Bancorp/IN 0.6 Ormat Technologies Inc 0.5 6.9
Fidelity Small Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Index Fund
Class Name	Fidelity® Small Cap Growth Index Fund
Trading Symbol	FECGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,119,949,730
Holdings Count | shares	1,115
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,119,949,730
Number of Holdings	1,115
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 25.8 Industrials 21.6 Information Technology 21.3 Financials 9.7 Consumer Discretionary 7.9 Materials 3.4 Energy 2.8 Communication Services 2.3 Real Estate 2.1 Consumer Staples 2.0 Utilities 0.5 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 95.9 Canada 1.3 Thailand 1.2 United Kingdom 0.6 Brazil 0.3 Puerto Rico 0.2 Bahamas (Nassau) 0.1 Bailiwick Of Guernsey 0.1 Singapore 0.1 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 Canada - 1.3 Thailand - 1.2 United Kingdom - 0.6 Brazil - 0.3 Puerto Rico - 0.2 Bahamas (Nassau) - 0.1 Bailiwick Of Guernsey - 0.1 Singapore - 0.1 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Credo Technology Group Holding Ltd 1.5 Bloom Energy Corp Class A 1.2 Fabrinet 1.2 IonQ Inc 1.0 Kratos Defense & Security Solutions Inc 0.9 Guardant Health Inc 0.9 Bridgebio Pharma Inc 0.9 Madrigal Pharmaceuticals Inc 0.8 Nextpower Inc Class A 0.7 Rambus Inc 0.7 9.8
Fidelity Mid Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Index Fund
Class Name	Fidelity® Mid Cap Value Index Fund
Trading Symbol	FIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,797,919,677
Holdings Count | shares	722
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$1,797,919,677
Number of Holdings	722
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.8 Financials 17.2 Information Technology 10.7 Real Estate 8.7 Consumer Discretionary 8.2 Health Care 8.2 Utilities 7.0 Energy 6.5 Materials 6.4 Consumer Staples 5.5 Communication Services 3.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 98.6 Australia 0.4 Canada 0.3 United Kingdom 0.2 Bermuda 0.1 Puerto Rico 0.1 Brazil 0.1 Finland 0.1 Guatemala 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 Australia - 0.4 Canada - 0.3 United Kingdom - 0.2 Bermuda - 0.1 Puerto Rico - 0.1 Brazil - 0.1 Finland - 0.1 Guatemala - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bank of New York Mellon Corp/The 0.8 Robinhood Markets Inc Class A 0.8 Warner Bros Discovery Inc 0.8 Cummins Inc 0.7 Corning Inc 0.7 Western Digital Corp 0.7 Allstate Corp/The 0.7 Digital Realty Trust Inc 0.7 L3Harris Technologies Inc 0.6 Kinder Morgan Inc 0.6 7.1
Fidelity Mid Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Growth Index Fund
Class Name	Fidelity® Mid Cap Growth Index Fund
Trading Symbol	FMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 3,592,068,656
Holdings Count | shares	285
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,592,068,656
Number of Holdings	285
Portfolio Turnover	7%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 21.6 Industrials 20.8 Information Technology 16.9 Health Care 15.4 Financials 9.8 Communication Services 5.9 Utilities 2.8 Energy 2.6 Consumer Staples 1.6 Real Estate 1.4 Materials 0.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 97.0 Korea (South) 1.0 United Kingdom 0.9 Canada 0.5 Switzerland 0.3 Australia 0.2 Kazakhstan 0.1 Puerto Rico 0.0 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 Korea (South) - 1.0 United Kingdom - 0.9 Canada - 0.5 Switzerland - 0.3 Australia - 0.2 Kazakhstan - 0.1 Puerto Rico - 0.0 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 2.8 Royal Caribbean Cruises Ltd 2.5 Hilton Worldwide Holdings Inc 2.2 Cencora Inc 2.1 Cloudflare Inc Class A 2.1 Vertiv Holdings Co Class A 2.1 Carvana Co Class A 2.0 Vistra Corp 1.8 IDEXX Laboratories Inc 1.8 Alnylam Pharmaceuticals Inc 1.7 21.1
Fidelity SAI Enhanced Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Enhanced Municipal Income Fund
Class Name	Fidelity® SAI Enhanced Municipal Income Fund
Trading Symbol	FENCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Enhanced Municipal Income Fund for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Municipal Income Fund	$ 8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 981,259,175
Holdings Count | shares	2,295
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$981,259,175
Number of Holdings	2,295
Portfolio Turnover	26%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 28.4 Transportation 14.7 Special Tax 13.1 Health Care 12.9 Water & Sewer 5.3 Others(Individually Less Than 5%) 17.3 91.7 AAA 9.9 AA 53.7 A 27.0 BBB 0.5 Not Rated 0.6 Equities 3.4 Short-Term Investments and Net Other Assets (Liabilities) 4.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.9 AA - 53.7 A - 27.0 BBB - 0.5 Not Rated - 0.6 Equities - 3.4 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 10.4 New York 8.7 Illinois 6.6 Florida 6.4 California 5.4